Net borrowings - Schedule of borrowings (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Bank overdrafts	£ 170		£ 211	£ 181
Commercial paper	0		649
Bank and other loans	367		190
Credit support obligations	180		120
Fair value adjustment to borrowings current	1		2
Borrowings due within one year	1,995		1,959
Bank and other loans	260		373
Fair value adjustment to borrowings	201		122
Borrowings due after one year	14,790		10,596
Total borrowings before derivative financial instruments	16,785		12,555
Fair value of cross currency interest rate swaps	(469)		(271)
Fair value of foreign exchange swaps and forwards	(28)		(99)
Fair value of interest rate hedging instruments	(189)		(104)
Lease liabilities	470	£ 379
Finance lease liabilities			128
Gross borrowings	16,569		12,209
Less: Cash and cash equivalents	(3,323)		(932)	(874)
Net borrowings	13,246		11,277	£ 9,091
US$ 500 million floating bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	0		394
US$ 500 million 3% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	0		393
€ 775 million 0% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	711		0
Bonds issued long term	0		691
US$ 696 million 4.828% bonds due 2020
Disclosure of detailed information about borrowings [line items]
Bonds issued short term	566		0
Bonds issued long term	0		538
€ 900 million 0.25% bonds due 2021
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	825		802
US$ 1,000 million 2.875% bonds due 2022(i)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	812		785
US$ 300 million 8% bonds due 2022(i)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	243		235
US$ 1,350 million 2.625% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	1,096		1,060
€ 600 million 0.125% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	548		533
US$ 500 million 3.5% bonds due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	405		393
US$ 600 million 2.125% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	487		0
€ 500 million 1.75% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	456		444
€ 500 million 0.5% bonds due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	456		443
US$ 750 million 1.375% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	606		0
€ 600 million 1% bonds due 2025
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	546		531
€ 850 million 2.375% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	776		755
£ 500 million 1.75% bonds due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	496		496
€ 750 million 1.875% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	683		0
€ 500 million 1.5% bonds due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	457		445
US$ 500 million 3.875% bonds due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	404		391
US$ 1,000 million 2.375% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	804		0
£ 300 million 2.875% bonds due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	298		0
US$ 1,000 million 2% bonds due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	807		0
€ 1,000 million 2.5% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	911		0
US$ 750 million 2.125% bonds due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	603		0
US$ 400 million 7.45% bonds due 2035(i)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	325		315
US$ 600 million 5.875% bonds due 2036
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	483		468
US$ 500 million 4.25% bonds due 2042(i)
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	402		389
US$ 500 million 3.875% bonds due 2043
Disclosure of detailed information about borrowings [line items]
Bonds issued long term	£ 400		£ 387